Submission	Jan. 08, 2026
Submission [Line Items]
Central Index Key	0001875016
Registrant Name	J-Star Holding Co., Ltd.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A